FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets

	December 31,
(Dollars in thousands)	2018	2017
Assets
Cash	$86,878	$57,719
Investment securities, available for sale	694	442
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	2,078,655	970,290
Nonbanks	7,194	0
Total investment in subsidiaries	2,085,849	970,290
Premises and equipment	1,361	1,378
Other assets	71,817	26,778
Total assets	$2,254,099	$1,064,107

Liabilities
Subordinated debentures	$171,416	$118,638
Dividends payable	465	10,965
Other liabilities	3,969	3,840
Total liabilities	175,850	133,443
Shareholders’ equity	2,078,249	930,664
Total liabilities and shareholders’ equity	$2,254,099	$1,064,107

Schedule of Condensed Income Statement
Statements of Income and Comprehensive Income

	Years Ended December 31,
(Dollars in thousands)	2018	2017	2016
Income
Interest income	$23	$6	$48
Noninterest income	0	86	2,596
Dividends from subsidiaries	107,340	54,600	52,700
Total income	107,363	54,692	55,344

Expenses
Interest expense	8,798	6,152	6,151
Salaries and employee benefits	6,413	5,519	5,445
Miscellaneous professional services	5,130	970	711
Other	5,648	4,819	4,841
Total expenses	25,989	17,460	17,148
Income before income taxes and equity in undistributed net earnings of subsidiaries	81,374	37,232	38,196
Income tax expense (benefit)	(6,687)	(7,080)	(5,302)
Equity in undistributed earnings (loss) of subsidiaries	84,534	52,475	45,028
Net income	$172,595	$96,787	$88,526

Comprehensive income	$153,670	$104,840	$90,663

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2018	2017	2016
Operating activities
Net income	$172,595	$96,787	$88,526
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(84,534)	(52,475)	(45,028)
Depreciation and amortization	194	193	192
Stock-based compensation expense	6,219	5,446	5,354
Deferred income taxes	739	(360)	584
(Decrease) increase in dividends payable	(10,500)	579	135
Increase (decrease) in other liabilities	9,979	(889)	(389)
Decrease (increase) in other assets	16,346	(6,951)	(9,065)
Net cash provided by (used in) operating activities	111,038	42,330	40,309

Investing activities
Capital contributions to subsidiaries	(3,000)	0	(53,000)
Net cash acquired (paid) from business combinations	11,353	0	0
Proceeds from calls and maturities of investment securities	0	0	5,978
Purchases of investment securities	0	0	(333)
Net cash (used in) provided by investing activities	8,353	0	(47,355)

Financing activities
(Decrease) increase in short-term borrowings	(8,333)	0	0
Cash dividends paid on common stock	(79,655)	(41,178)	(39,125)
Proceeds from exercise of stock options, net of shares purchased	284	341	801
Excess tax benefit on share-based compensation	0	0	264
Other	(2,528)	(3,059)	(1,681)
Net cash (used in) provided by financing activities	(90,232)	(43,896)	(39,741)
Net increase (decrease) in cash	29,159	(1,566)	(46,787)
Cash at beginning of year	57,719	59,285	106,072
Cash at end of year	$86,878	$57,719	$59,285